UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05021
BNY Mellon Short Term Municipal Bond Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
3/31
Date of reporting period:
3/31/26
ITEM 1 - Reports to Stockholders
BNY Mellon Short Term Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class A – DMBAX
This annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$65	0.64%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended March 31, 2026, the Fund’s Class A shares returned 3.19%.
  In comparison, the Bloomberg Municipal Bond 1-3 Year Blend Index (the “Index”) returned 3.38% for the same period.
What affected the Fund’s performance?
  Shorter-dated municipals generated positive total returns, outperforming longer-dated maturities due to lower bond supply relative to heavier issuance farther out the yield curve.
  The Fund’s performance relative to the Index benefited from a yield advantage and a higher percentage of lower-investment-grade bonds.
  Allocations to defensive essential service securities contributed less to relative performance than other Fund allocations.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 1 , 2016 through March 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond 1-3 Year Blend Index on 3/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 3/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	0.60%	0.46%	0.82%
without Sales Charge	3.19%	0.98%	1.08%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.29%	0.84%	2.16%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$130	113	$230,047	43.59%
Portfolio Holdings (as of 3/31/26 )
Sector Allocation (Based on Net Assets)

Education
14.9%
Nursing Homes
11.2%
Medical
10.9%
Development
8.8%
General Obligation
6.8%
Student Loan
5.0%
Transportation
4.6%
Power
4.4%
Housing
4.2%
Airport
3.4%
Utilities
2.8%
Water & Sewer
2.3%
School District
2.3%
Tobacco Settlement
1.3%
Net Other Assets and Liabilities
17.1%

State Allocation (Based on Net Assets)

Texas
12.9%
Pennsylvania
8.4%
Florida
8.0%
New York
5.3%
Washington
4.9%
Illinois
4.8%
Wisconsin
4.6%
Alabama
4.2%
Michigan
4.2%
California
4.2%
Arizona
3.5%
New Jersey
3.4%
North Carolina
3.1%
Iowa
2.6%
Connecticut
2.4%
Indiana
2.4%
South Carolina
2.3%
Maryland
1.7%
Tennessee
1.7%
U.S. Related
1.6%
Missouri
1.3%
Maine
1.1%
Nevada
1.1%
Ohio
1.0%
Net Other Assets and Liabilities
9.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6219AR0326

BNY Mellon Short Term Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class D – DSIBX
This annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$50	0.49%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended March 31, 2026, the Fund’s Class D shares returned 3.34%.
  In comparison, the Bloomberg Municipal Bond 1-3 Year Blend Index (the “Index”) returned 3.38% for the same period.
What affected the Fund’s performance?
  Shorter-dated municipals generated positive total returns, outperforming longer-dated maturities due to lower bond supply relative to heavier issuance farther out the yield curve.
  The Fund’s performance relative to the Index benefited from a yield advantage and a higher percentage of lower-investment-grade bonds.
  Allocations to defensive essential service securities contributed less to relative performance than other Fund allocations.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 1 , 2016 through March 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class D shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond 1-3 Year Blend Index on 3/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 3/31/26 )
Share Class	1YR	5YR	10YR
Class D	3.34%	1.13%	1.23%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.29%	0.84%	2.16%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$130	113	$230,047	43.59%
Portfolio Holdings (as of 3/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0591AR0326

BNY Mellon Short Term Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class I – DIMIX
This annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$40	0.39%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended March 31, 2026, the Fund’s Class I shares returned 3.45%.
  In comparison, the Bloomberg Municipal Bond 1-3 Year Blend Index (the “Index”) returned 3.38% for the same period.
What affected the Fund’s performance?
  Shorter-dated municipals generated positive total returns, outperforming longer-dated maturities due to lower bond supply relative to heavier issuance farther out the yield curve.
  The Fund’s performance relative to the Index benefited from a yield advantage and a higher percentage of lower-investment-grade bonds.
  Allocations to defensive essential service securities contributed less to relative performance than other Fund allocations.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 1 , 2016 through March 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond 1-3 Year Blend Index on 3/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 3/31/26 )
Share Class	1YR	5YR	10YR
Class I	3.45%	1.23%	1.33%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.29%	0.84%	2.16%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$130	113	$230,047	43.59%
Portfolio Holdings (as of 3/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6119AR0326

BNY Mellon Short Term Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Class Y – DMYBX
This annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$40	0.39%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended March 31, 2026, the Fund’s Class Y shares returned 3.27%.
  In comparison, the Bloomberg Municipal Bond 1-3 Year Blend Index (the “Index”) returned 3.38% for the same period.
What affected the Fund’s performance?
  Shorter-dated municipals generated positive total returns, outperforming longer-dated maturities due to lower bond supply relative to heavier issuance farther out the yield curve.
  The Fund’s performance relative to the Index benefited from a yield advantage and a higher percentage of lower-investment-grade bonds.
  Allocations to defensive essential service securities contributed less to relative performance than other Fund allocations.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 1 , 2016 through March 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond 1-3 Year Blend Index on 3/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 3/31/26 )
Share Class	1YR	5YR	10YR
Class Y	3.27%	1.22%	1.29%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.29%	0.84%	2.16%
Bloomberg Municipal Bond 1-3 Year Blend Index	3.38%	1.51%	1.61%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$130	113	$230,047	43.59%
Portfolio Holdings (as of 3/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0986AR0326

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,419 in 2025 and $38,419 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,479 in 2025 and $11,104 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $ 3,342 in 2025 and $3,342 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,860 in 2025 and $9,224 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $682 in 2025 and $686 in 2026. These services consisted of a review of the Registrant’s anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,398,227 in 2025 and $3,724,533 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Short Term Municipal Bond Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2026

Class	Ticker
A	DMBAX
D	DSIBX
I	DIMIX
Y	DMYBX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Short Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS
March 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7%
Alabama — 4.2%
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.00	12/1/2028	1,000,000	1,036,281
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2029	500,000	521,989
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A(a)	3.45	10/1/2031	1,000,000	993,016
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. D	5.00	9/1/2029	550,000	577,494
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	2,250,000	2,388,462
				5,517,242
American Samoa — .9%
American Samoa Economic Development Authority, Revenue Bonds, Refunding, Ser. A(b)	5.00	9/1/2030	1,200,000	1,241,582
Arizona — 3.5%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2029	525,000	555,716
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	2,565,000	2,671,676
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	1,345,000	1,362,582
				4,589,974
California — 4.2%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B	5.00	11/1/2029	450,000	474,429
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,285,000	1,289,726
California University, Revenue Bonds, Refunding, Ser. B2(a)	0.55	11/1/2026	2,000,000	1,972,048
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	125,000	129,465
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2028	1,500,000	1,568,414
				5,434,082
Connecticut — 2.4%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University Issue) Ser. O	5.00	7/1/2029	2,000,000	2,134,795
Stamford Housing Authority, Revenue Bonds (Mozaic Concierge Living) Ser. D	4.25	10/1/2030	1,000,000	1,007,806
				3,142,601
Florida — 8.0%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B1(a)	5.00	10/1/2029	1,000,000	1,058,410
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	5.00	4/1/2029	1,600,000	1,687,573
Miami-Dade County Seaport Department, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,100,000	2,120,767
Mid-Bay Bridge Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	10/1/2029	2,390,000	2,549,181
The School Board of Miami-Dade County, COP, Refunding, Ser. A	5.00	5/1/2030	1,025,000	1,114,938
Venice, Revenue Bonds (Village on The Isle Project) Ser. B3(b)	4.25	1/1/2030	850,000	850,724
Village Community Development District No. 15, Special Assessment Bonds(b)	3.75	5/1/2029	475,000	476,797
Village Community Development District No. 15, Special Assessment Bonds(b)	4.25	5/1/2028	500,000	504,832
				10,363,222
Georgia — .8%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	6/1/2026	1,100,000	1,102,805
Illinois — 4.8%
Chicago Board of Education, GO, Refunding, Ser. B	5.25	12/1/2027	325,000	331,666
Chicago Board of Education, GO, Refunding, Ser. B	5.25	12/1/2028	395,000	407,215

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Illinois — 4.8% (continued)
Chicago Board of Education, GO, Refunding, Ser. B	5.25	12/1/2029	300,000	311,472
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,630,000	1,694,982
Cook County, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000	1,014,221
Cook County, Revenue Bonds, Refunding	5.00	11/15/2029	500,000	537,610
Cook County, Revenue Bonds, Refunding	5.00	11/15/2029	855,000	919,313
Illinois, GO, Refunding, Ser. D	5.00	7/1/2027	1,000,000	1,026,748
				6,243,227
Indiana — 2.4%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	2,950,000	3,084,768
Iowa — 2.6%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	6.60	5/15/2028	615,000	636,214
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	2,715,000	2,735,599
				3,371,813
Kansas — .8%
Manhattan, Revenue Bonds (Meadowlark Hills) Ser. B2	3.75	6/1/2031	1,000,000	997,365
Kentucky — .8%
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2029	1,000,000	1,041,005
Louisiana — .8%
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project)(a),(b)	6.10	6/1/2030	1,000,000	1,094,772
Maine — 1.1%
Maine Housing Authority, Revenue Bonds, Ser. A	2.75	11/15/2029	1,410,000	1,396,144
Maryland — 1.7%
Maryland Community Development Administration, Revenue Bonds (Sustainable Bond) Ser. D2	3.30	1/1/2029	1,500,000	1,516,740
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (The Johns Hopkins Health System Issue) Ser. A	5.00	5/15/2029	650,000	694,357
				2,211,097
Massachusetts — .8%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College Issue)	5.00	1/1/2030	555,000	586,194
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2028	500,000	521,915
				1,108,109
Michigan — 4.2%
Detroit, GO	5.00	4/1/2031	1,000,000	1,030,065
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2029	500,000	532,417
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2027	800,000	826,454
Lansing Board of Water & Light, Revenue Bonds, Ser. B(a)	2.00	5/18/2026	2,000,000	1,998,356
Michigan Hospital Finance Authority, Revenue Bonds, Refunding (Bronson Healthcare Group, Inc.) Ser. B	5.00	5/15/2029	1,000,000	1,062,685
				5,449,977
Minnesota — .4%
Minneapolis Housing & Redevelopment Authority, Revenue Bonds (Children’s Health Care)	5.00	8/15/2029	500,000	536,266

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Missouri — 1.3%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. B	5.00	3/1/2029	1,000,000	1,051,371
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.00	2/1/2029	595,000	617,223
				1,668,594
Nevada — 1.1%
Humboldt County, Revenue Bonds, Refunding (Sierra Pacific Power Company Project) Ser. B	3.55	10/1/2029	1,380,000	1,393,854
New Hampshire — .7%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	900,000	899,918
New Jersey — 3.4%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	1,300,000	1,340,641
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,300,000	1,360,663
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,670,000	1,736,282
				4,437,586
New York — 5.3%
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. B4	5.00	12/15/2031	1,500,000	1,478,582
New York State Dormitory Authority, Revenue Bonds	5.00	10/1/2029	720,000	757,180
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. B1	3.05	11/15/2030	1,000,000	997,455
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. A(a)	3.10	5/1/2030	1,100,000	1,095,426
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2028	1,500,000	1,544,854
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2027	1,000,000	1,028,303
				6,901,800
North Carolina — 3.1%
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project)	3.45	11/1/2030	500,000	496,081
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Obligated Group) Ser. B1	4.25	10/1/2028	300,000	300,154
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Project) Ser. B3	3.40	10/1/2029	1,000,000	1,001,422
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2029	2,085,000	2,185,640
				3,983,297
Ohio — 1.0%
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)(a)	2.75	5/1/2028	1,000,000	994,743
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2029	310,000	327,727
				1,322,470
Pennsylvania — 8.4%
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2028	1,000,000	1,032,918
Chester County Industrial Development Authority, Revenue Bonds (Avon Grove Charter School)	5.00	3/1/2027	1,500,000	1,507,401
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2029	525,000	552,334
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	2,970,000	3,082,605
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2028	1,415,000	1,476,335

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Pennsylvania — 8.4% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/15/2028	15,000	15,870
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/15/2028	170,000	180,052
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2029	965,000	1,032,399
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2029	1,000,000	1,055,088
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	1,000,000	1,052,292
				10,987,294
Rhode Island — .6%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	735,019
South Carolina — 2.3%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,051,009
Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2029	2,025,000	2,165,384
Texas — 12.9%
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2029	1,115,000	1,181,255
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation, Inc.) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	500,000	523,704
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	1,450,000	1,547,930
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	650,000	693,900
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2029	1,000,000	1,063,232
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2030	2,000,000	2,139,924
Dallas Fort Worth International Airport, Revenue Bonds, Refunding (Dallas Fort Worth International Airport) Ser. A1	5.00	11/1/2030	1,000,000	1,078,945
Eagle Mountain & Saginaw Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2027	820,000	848,117
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.00	2/15/2027	1,125,000	1,145,443
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,025,702
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/1/2029	800,000	800,784
Lubbock Electric Light & Power System, Revenue Bonds, Refunding	5.00	4/15/2026	675,000	675,624
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.00	1/1/2027	600,000	606,265
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.00	1/1/2028	800,000	818,940
North East Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	1,100,000	1,176,228
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2028	430,000	446,493
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2029	450,000	472,629
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	1/1/2029	500,000	520,222
				16,765,337
U.S. Related — 1.6%
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,038,828

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Utah — .6%
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Seg Redevelopment Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	6/1/2030	700,000	758,945
Virginia — .8%
Chesapeake Economic Development Authority, Revenue Bonds (Virginia Electric & Power Co.)(a)	3.65	10/1/2027	1,000,000	1,012,329
Washington — 4.9%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Sustainable Bond) Ser. S1	5.00	11/1/2029	1,755,000	1,781,113
King County, Revenue Bonds, Refunding(c)	2.80	1/1/2042	2,500,000	2,500,000
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	750,000	783,706
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2028	550,000	568,489
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2029	770,000	805,893
				6,439,201
Wisconsin — 4.6%
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System)	5.00	6/1/2030	800,000	832,509
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.25	6/1/2027	1,000,000	1,017,870
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	4.00	6/15/2030	1,000,000	985,814
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Forensic Science & Protective Medicine Collaboration)(b)	5.00	8/1/2027	1,000,000	1,004,086
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hospital Sisters Credit Group) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/15/2030	2,000,000	2,159,365
				5,999,644
Total Investments (cost $128,214,986)			98.7%	128,486,560
Cash and Receivables (Net)			1.3%	1,696,779
Net Assets			100.0%	130,183,339

COP—Certificate of Participation
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to $7,090,581 or 5.5% of net assets.

(c)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	128,214,986	128,486,560
Cash		237,324
Interest receivable		1,652,976
Receivable for shares of Beneficial Interest subscribed		9,809
Prepaid expenses		32,857
		130,419,526
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		58,517
Payable for shares of Beneficial Interest redeemed		91,814
Trustees’ fees and expenses payable		9
Other accrued expenses		85,847
		236,187
Net Assets ($)		130,183,339
Composition of Net Assets ($):
Paid-in capital		135,017,588
Total distributable earnings (loss)		(4,834,249)
Net Assets ($)		130,183,339

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	19,618,868	86,856,168	23,707,320	983
Shares Outstanding	1,520,013	6,729,642	1,836,420	76.45
Net Asset Value Per Share ($)	12.91	12.91	12.91	12.86
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended March 31, 2026

Investment Income ($):
Interest Income	3,815,558
Expenses:
Management fee—Note 3(a)	325,281
Professional fees	105,491
Service plan fees—Note 3(b)	91,700
Shareholder servicing costs—Note 3(c)	90,317
Registration fees	72,623
Chief Compliance Officer fees—Note 3(c)	26,520
Shareholder and regulatory reports service fees—Note 3(c)	22,167
Prospectus and shareholders’ reports	8,250
Trustees’ fees and expenses—Note 3(d)	5,158
Loan commitment fees—Note 2	3,014
Custodian fees—Note 3(c)	2,131
Miscellaneous	24,956
Total Expenses	777,608
Less—reduction in expenses due to undertaking—Note 3(a)	(142,788)
Less—reduction in fees due to earnings credits—Note 3(c)	(4,471)
Net Expenses	630,349
Net Investment Income	3,185,209
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	25,474
Net change in unrealized appreciation (depreciation) on investments	987,757
Net Realized and Unrealized Gain (Loss) on Investments	1,013,231
Net Increase in Net Assets Resulting from Operations	4,198,440
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2026	2025
Operations ($):
Net investment income	3,185,209	2,582,768
Net realized gain (loss) on investments	25,474	(167,708)
Net change in unrealized appreciation (depreciation) on investments	987,757	1,735,689
Net Increase (Decrease) in Net Assets Resulting from Operations	4,198,440	4,150,749
Distributions ($):
Distributions to shareholders:
Class A	(308,979)	(153,264)
Class D	(2,225,803)	(1,926,443)
Class I	(638,959)	(494,169)
Class Y	(24)	(20)
Total Distributions	(3,173,765)	(2,573,896)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	17,247,373	2,715,673
Class D	3,552,059	10,361,951
Class I	9,530,308	11,057,842
Distributions reinvested:
Class A	301,809	136,324
Class D	1,996,057	1,729,898
Class I	634,633	490,411
Cost of shares redeemed:
Class A	(4,839,789)	(5,109,799)
Class D	(17,430,312)	(22,018,966)
Class I	(11,802,104)	(11,470,268)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(809,966)	(12,106,934)
Total Increase (Decrease) in Net Assets	214,709	(10,530,081)
Net Assets ($):
Beginning of Period	129,968,630	140,498,711
End of Period	130,183,339	129,968,630

	Year Ended March 31,
	2026	2025
Capital Share Transactions (Shares):
Class A
Shares sold	1,332,701	212,858
Shares issued for distributions reinvested	23,323	10,690
Shares redeemed	(374,630)	(400,952)
Net Increase (Decrease) in Shares Outstanding	981,394	(177,404)
Class D
Shares sold	275,162	811,759
Shares issued for distributions reinvested	154,565	135,706
Shares redeemed	(1,352,502)	(1,727,889)
Net Increase (Decrease) in Shares Outstanding	(922,775)	(780,424)
Class I
Shares sold	738,191	866,650
Shares issued for distributions reinvested	49,131	38,451
Shares redeemed	(913,653)	(898,318)
Net Increase (Decrease) in Shares Outstanding	(126,331)	6,783
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended March 31,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.80	12.65	12.55	12.55	13.11
Investment Operations:
Net investment income(a)	.30	.22	.14	.08	.09
Net realized and unrealized gain (loss) on investments	.11	.15	.10	.00 (b)	(.57 )
Total from Investment Operations	.41	.37	.24	.08	(.48 )
Distributions:
Dividends from net investment income	(.30 )	(.22 )	(.14 )	(.08 )	(.08 )
Net asset value, end of period	12.91	12.80	12.65	12.55	12.55
Total Return (%)(c)	3.19	2.95	1.96	.62	(3.65)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.74	.71	.68	.67
Ratio of net expenses to average net assets(d),(e)	.64	.64	.62	.64	.64
Ratio of net investment income to average net assets(d),(e)	2.29	1.72	1.14	.61	.65
Portfolio Turnover Rate	43.59	41.53	31.94	14.82	31.30
Net Assets, end of period ($ x 1,000)	19,619	6,894	9,060	12,127	21,910

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended March 31,
Class D Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.80	12.65	12.55	12.55	13.11
Investment Operations:
Net investment income(a)	.32	.24	.16	.09	.10
Net realized and unrealized gain (loss) on investments	.10	.15	.10	.01	(.56 )
Total from Investment Operations	.42	.39	.26	.10	(.46 )
Distributions:
Dividends from net investment income	(.31 )	(.24 )	(.16 )	(.10 )	(.10 )
Net asset value, end of period	12.91	12.80	12.65	12.55	12.55
Total Return (%)	3.34	3.10	2.11	.77	(3.51)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.57	.54	.52	.53
Ratio of net expenses to average net assets(b),(c)	.49	.49	.47	.49	.49
Ratio of net investment income to average net assets(b),(c)	2.44	1.88	1.29	.76	.79
Portfolio Turnover Rate	43.59	41.53	31.94	14.82	31.30
Net Assets, end of period ($ x 1,000)	86,856	97,945	106,686	135,030	168,256

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended March 31,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.80	12.65	12.55	12.56	13.11
Investment Operations:
Net investment income(a)	.33	.25	.17	.11	.11
Net realized and unrealized gain (loss) on investments	.11	.15	.11	(.01 )	(.54 )
Total from Investment Operations	.44	.40	.28	.10	(.43 )
Distributions:
Dividends from net investment income	(.33 )	(.25 )	(.18 )	(.11 )	(.12 )
Net asset value, end of period	12.91	12.80	12.65	12.55	12.56
Total Return (%)	3.45	3.20	2.22	.79	(3.33)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	.48	.47	.47	.47
Ratio of net expenses to average net assets(b),(c)	.39	.39	.38	.39	.39
Ratio of net investment income to average net assets(b),(c)	2.54	1.99	1.38	.86	.87
Portfolio Turnover Rate	43.59	41.53	31.94	14.82	31.30
Net Assets, end of period ($ x 1,000)	23,707	25,128	24,752	38,837	66,721

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended March 31,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.76	12.61	12.51	12.52	13.07
Investment Operations:
Net investment income(a)	.33	.25	.17	.11	.12
Net realized and unrealized gain (loss) on investments	.08	.16	.11	(.02 )	(.55 )
Total from Investment Operations	.41	.41	.28	.09	(.43 )
Distributions:
Dividends from net investment income	(.31 )	(.26 )	(.18 )	(.10 )	(.12 )
Net asset value, end of period	12.86	12.76	12.61	12.51	12.52
Total Return (%)	3.27	3.27	2.30	.76	(3.35)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.44	.47	.47	.75
Ratio of net expenses to average net assets(b),(c)	.39	.39	.38	.39	.39
Ratio of net investment income to average net assets(b),(c)	2.54	1.98	1.38	.85	.89
Portfolio Turnover Rate	43.59	41.53	31.94	14.82	31.30
Net Assets, end of period ($ x 1,000)	1	1	1	1	16

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Short Term Municipal Bond Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year and bear shareholder services plan fees. Class D shares are sold at net asset value per share directly by the Adviser and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs and bear service plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no service or shareholder service plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no service or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of March 31, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	128,486,560	—	128,486,560
	—	128,486,560	—	128,486,560

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade

NOTES TO FINANCIAL STATEMENTS (continued)
regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended March 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At March 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $285,615, accumulated capital losses $5,412,500 and unrealized appreciation $293,124.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2026. The fund has $772,365 of short-term capital losses and $4,640,135 of long-term capital losses which can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (continued)
The tax character of distributions paid to shareholders during the fiscal years ended March 31, 2026 and March 31, 2025 were as follows: tax-exempt income $3,173,765 and $2,573,896, respectively.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from April 1, 2025 through August 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .39% of the value of the fund’s average daily net assets. On or after August 1, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $142,788 during the period ended March 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .12% of the value of the fund’s average daily net assets.
During the period ended March 31, 2026, the Distributor retained $4 from commissions earned on sales of the fund’s Class A shares and $387 from CDSC fees on redemptions of the fund’s Class A shares.
(b) Under the service plan adopted pursuant to Rule 12b-1 under the Act (the “Service Plan”), Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of shares owned by shareholders with whom the service agent has a servicing relationship or for whom the service agent is the dealer or holder of record and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. Pursuant to the Service Plan, Class D shares bear (i) the costs of preparing, printing and distributing prospectuses and statements of additional information used other than for regulatory purposes or distribution to existing shareholders, and (ii) the costs associated with implementing and operating the Service Plan (such as costs of printing and mailing service agreements), the aggregate of such amounts not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the value of its average daily net assets for any full fiscal year. During the period ended March 31, 2026, Class D shares were charged $91,700 pursuant to the Service Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry

NOTES TO FINANCIAL STATEMENTS (continued)
professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended March 31, 2026, Class A shares were charged $32,700 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2026, the fund was charged $22,281 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,340.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2026, the fund was charged $2,131 pursuant to the custody agreement. These fees were offset by earnings credits of $2,131.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended March 31, 2026, the fund was charged $1,478 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended March 31, 2026, the fund was charged $26,520 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended March 31, 2026, the Custodian was compensated $22,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $27,890, Service Plan fees of $7,470, Shareholder Services Plan fees of $4,199, Custodian fees of $1,446, Chief Compliance Officer fees of $9,162, Transfer Agent fees of $5,385, checkwriting fees of $133 and shareholder and regulatory reports service fees of $11,667, which are offset against an expense reimbursement currently in effect in the amount of $8,835.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2026, amounted to $56,430,781 and $56,100,160, respectively.
At March 31, 2026, the cost of investments for federal income tax purposes was $128,193,436; accordingly, accumulated net unrealized appreciation on investments was $293,124, consisting of $643,317 gross unrealized appreciation and $350,193 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Short Term Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Short Term Municipal Bond Fund (the “Fund”), including the schedule of investments, as of March 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
May 21, 2026

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended March 31, 2026 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are New York residents, New York State and New York City personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2026 calendar year on Form 1099-DIV, which will be mailed in early 2027.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $31,678.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-6219NCSRAR0326

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Short Term Municipal Bond Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 21, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)